The Company, basis of presentation and significant accounting policies - Capitalized interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capitalized Interest
Interest cost capitalized	€ 4,758	€ 4,475	€ 5,482
Average interest rate (as a percent)	4.19%	4.64%	4.48%